Retirement Plans - Reconciliation of Level 3 Hedge Fund Asset Within Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Level 3 Long biased hedge fund assets within fair value hierarchy
Assets at fair value, Ending balance	$ 329,078	$ 278,991
International Hedge Fund [Member]
Reconciliation of Level 3 Long biased hedge fund assets within fair value hierarchy
Assets at fair value, Ending balance		10,395
Significant Unobservable Inputs (Level 3) [Member]
Reconciliation of Level 3 Long biased hedge fund assets within fair value hierarchy
Assets at fair value, Ending balance	32,735	28,343
Significant Unobservable Inputs (Level 3) [Member] | International Hedge Fund [Member]
Reconciliation of Level 3 Long biased hedge fund assets within fair value hierarchy
Assets at fair value, Beginning balance	10,395
Capital contributions		10,000
Realized and unrealized gain	563	395
Assets at fair value, Ending balance	10,958	10,395
Significant Unobservable Inputs (Level 3) [Member] | Long-biased hedge fund [Member]
Reconciliation of Level 3 Long biased hedge fund assets within fair value hierarchy
Assets at fair value, Beginning balance	9,937
Capital contributions	4,650	10,000
Capital distributions	(4,697)
Realized and unrealized gain	1,257	(63)
Assets at fair value, Ending balance	$ 11,147	$ 9,937